CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Interest and fees on loans	$ 13,901	$ 11,842	$ 39,270	$ 33,515	$ 45,411	$ 39,455
Interest and dividends on investment securities	202	202	611	316	517	178
Other interest income	173	200	536	784	979	577
Total interest income	14,276	12,244	40,417	34,615	46,907	40,210
Interest expense:
Interest on deposits	2,197	1,684	5,869	4,913	6,602	5,482
Interest on FHLB advances and other borrowings	389	405	1,395	1,180	1,726	1,248
Total interest expense	2,586	2,089	7,264	6,093	8,328	6,730
Net interest income	11,690	10,155	33,153	28,522	38,579	33,480
Provision for loan losses	486	604	1,460	1,804	2,475	1,617
Net interest income after provision for loan losses	11,204	9,551	31,693	26,718	36,104	31,863
Noninterest income:
Service charges and fees	462	362	1,238	1,095	1,501	1,216
SBA loan servicing fees	529	207	1,701	1,378	1,794	1,831
Mortgage referral fees	160	158	524	531	634	751
Gain on sales of loans, net	1,369	1,392	3,884	4,710	5,684	4,437
Gain (loss) on sales of premises and equipment					(45)	21
Gain (loss) on sales of other assets		(70)	(25)	(47)
Gain (loss) on sales of investment securities						69
Other noninterest income	47	44	136	55	70	17
Total noninterest income	2,567	2,093	7,458	7,722	9,638	8,342
Noninterest expense:
Salaries and employee benefits	6,623	5,271	19,524	17,774	23,338	21,094
Occupancy and equipment expenses	1,279	1,239	3,736	3,742	5,123	4,736
Loan and other real estate related expenses	94	20	171	244	254	30
Professional services	624	410	1,249	1,159	1,845	1,745
Data processing and network	302	317	936	899	1,266	1,518
Regulatory assessments and insurance	266	221	787	689	924	742
Amortization of intangibles	176	176	527	527	703	671
Advertising	83	147	300	431	551	303
Marketing	115	118	354	399	579	634
Telephone expense	120	109	332	325	409	606
Other operating expenses	599	511	1,872	1,754	2,410	2,802
Total noninterest expense	10,281	8,539	29,788	27,943	37,402	34,881
Income before income tax expense	3,490	3,105	9,363	6,497	8,340	5,324
Income tax expense	719	1,103	1,898	2,267	3,587	1,609
Net income	$ 2,771	$ 2,002	$ 7,465	$ 4,230	$ 4,753	$ 3,715
Earnings per common share:
Basic	$ 0.28	$ 0.28	$ 0.86	$ 0.58	$ 0.65	$ 0.51
Diluted	$ 0.27	$ 0.26	$ 0.82	$ 0.56	$ 0.63	$ 0.50
Weighted average common shares outstanding:
Basic	9,792,032	7,279,178	8,673,106	7,218,147	7,233,783	7,065,243
Diluted	10,360,301	7,565,239	9,094,691	7,504,208	7,519,944	7,205,709